MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST        Two World Trade Center,
LETTER TO THE SHAREHOLDERS May 31, 1999                 New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Hawaii Municipal Trust for the period ended May 31, 1999.

The financial markets have begun to recover from last year's global economic difficulties. The turmoil which included the Asian crisis, the Russian debt default and the near collapse of a major U.S. hedge fund has given way to more normal financial conditions. The major catalyst for this return to stability was the liquidity provided by the Federal Reserve Board's 75-basis-point reduction in the federal-funds rate during the fourth quarter of 1998.

These international economic problems precipitated a "flight to quality" rally in fixed-income securities and U.S. Treasury yields reached 30-year lows in October 1998. As the world markets recovered, foreign investors repatriated funds and Treasury yields began to rise. Interest rates also rose in response to surprisingly robust domestic economic growth reported over the second half of 1998. The bond market became concerned that the central bank might become more restrictive by taking back some of the liquidity provided during the crisis. On June 30, 1999 the Federal Reserve Board raised the Federal funds rate 25 basis points to 5.00 percent.

MUNICIPAL MARKET CONDITIONS

During 1998 municipal yields were less volatile than Treasury yields. This pattern of stability continued into 1999. Long-term insured municipal index yields stood at 5.30 percent at the end of May only 30 basis points higher than November 1998. In contrast, Treasury bond yields rose 80 basis points from 5.05 to 5.85 percent. During the past six months, the yield pickup for extending tax-exempt maturities from one to 30 years averaged 225 basis points.

The modest rally of municipals during 1998 created a more favorable relationship relative to Treasuries. Municipals underperformed Treasuries and the ratio of municipal yields to Treasury yields climbed to 99 percent

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS May 31, 1999, continued


by December. The higher the ratio, the more attractive municipals are relative to Treasuries. Municipals have outperformed Treasuries this year and the ratio declined to 91 percent by May. The high-to-low annual range of municipal/Treasury yields for the past five years has averaged from 93 to 84 percent.

In addition to lagging 1998's Treasury rally, municipals also experienced a glut of new-issue supply. Underwriting volume of $284 billion was up 28 percent from the prior year and approached 1993's record. Issuers actively refinanced at lower interest rates and refundings were 29 percent of total volume. This year's rise in interest rates has reduced the amount of refunding activity. Refunding volume was down 45 percent in the first five months of 1999. Total underwriting declined 24 percent.

PERFORMANCE

The Fund's net asset value (NAV) fell from $10.41 to $10.13 per share for the six-month period ended May 31, 1999. Based on this change plus reinvestment of tax-free dividends totaling $0.23 per share and long-term capital gains of approximately $0.044 per share, the Fund's total return was -0.03 percent. Over the same period the Lipper Hawaii Municipal Debt Funds average and the Lehman Brothers Municipal Bond Index posted total returns of 0.38 percent and
0.81 percent, respectively.

                         30-YEAR BOND YIELDS 1994-1999

                                  [LINE GRAPH]

  DATE              AAA INS                 TSY               % RELATIONSHIP

12/31/93             5.40%                  6.34%                 85.17%
01/31/94             5.40                   6.24                  86.54%
02/28/94             5.80                   6.66                  87.09%
03/31/94             6.40                   7.09                  90.27%
04/29/94             6.35                   7.32                  86.75%
05/31/94             6.25                   7.43                  84.12%
06/30/94             6.50                   7.61                  85.41%
07/29/94             6.25                   7.39                  84.57%
08/31/94             6.30                   7.45                  84.56%
09/30/94             6.55                   7.81                  83.87%
10/31/94             6.75                   7.96                  84.80%
11/30/94             7.00                   8.00                  87.50%
12/30/94             6.75                   7.88                  85.66%
01/31/95             6.40                   7.70                  83.12%
02/28/95             6.15                   7.44                  82.66%
03/31/95             6.15                   7.43                  82.77%
04/28/95             6.20                   7.34                  84.47%
05/31/95             5.80                   6.66                  87.09%
06/30/95             6.10                   6.62                  92.15%
07/31/95             6.10                   6.86                  88.92%
08/31/95             6.00                   6.66                  90.09%
09/29/95             5.95                   6.48                  91.82%
10/31/95             5.75                   6.33                  90.84%
11/30/95             5.50                   6.14                  89.58%
12/29/95             5.35                   5.94                  90.07%
01/31/96             5.40                   6.03                  89.55%
02/29/96             5.60                   6.46                  86.69%
03/29/96             5.85                   6.66                  87.84%
04/30/96             5.95                   6.89                  86.36%
05/31/96             6.05                   6.99                  86.55%
06/28/96             5.90                   6.89                  85.63%
07/31/96             5.85                   6.97                  83.93%
08/30/96             5.90                   7.11                  82.98%
09/30/96             5.70                   6.93                  82.25%
10/31/96             5.65                   6.64                  85.09%
11/29/96             5.50                   6.35                  86.61%
12/31/96             5.60                   6.63                  84.46%
01/31/97             5.70                   6.79                  83.95%
02/28/97             5.65                   6.80                  83.09%
03/31/97             5.90                   7.10                  83.10%
04/30/97             5.75                   6.94                  82.85%
05/30/97             5.65                   6.91                  81.77%
06/30/97             5.60                   6.78                  82.60%
07/30/97             5.30                   6.30                  84.13%
08/31/97             5.50                   6.61                  83.21%
09/30/97             5.40                   6.40                  84.38%
10/31/97             5.35                   6.15                  86.99%
11/30/97             5.30                   6.05                  87.60%
12/31/97             5.15                   5.92                  86.99%
01/31/98             5.15                   5.80                  88.79%
02/28/98             5.20                   5.92                  87.84%
03/31/98             5.25                   5.93                  88.53%
04/30/98             5.35                   5.95                  89.92%
05/29/98             5.20                   5.80                  89.66%
06/30/98             5.20                   5.65                  92.04%
07/31/98             5.18                   5.71                  90.72%
08/31/98             5.03                   5.27                  95.45%
09/30/98             4.95                   5.00                  99.00%
10/31/98             5.05                   5.16                  97.87%
11/30/98             5.00                   5.06                  98.81%
12/31/98             5.05                   5.10                  99.02%
01/31/99             5.00                   5.09                  98.23%
02/28/99             5.10                   5.58                  91.40%
03/31/99             5.15                   5.63                  91.47%
04/30/99             5.20                   5.66                  91.87%
05/31/99             5.30                   5.83                  90.91%

Source: Municipal Market Data - A division of Thomson Financial Municipal Group

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS May 31, 1999, continued


LARGEST SECTORS AS OF MAY 31, 1999     CREDIT ENHANCEMENTS AS OF MAY 31, 1999
(% OF NET ASSETS)                      (% OF TOTAL LONG-TERM PORTFOLIO)


GENERAL OBLIGATION      19%            Aaa/AAA         69%
MORTGAGE                17%            Aa/AA            6%
HOSPITAL                16%            A/A             15%
TRANSPORTATION          12%            Baa/BBB         10%
IDR/PCR*                 7%
WATER & SEWER            7%
PUBLIC FACILITIES        6%

*INDUSTRIAL DEVELOPMENT/POLLUTION      AS MEASURED BY MOODY'S INVESTOR SERVICE,
 CONTROL REVENUE.                      INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO      PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.
CHANGE.

CALL STRUCTURE AS OF MAY 31, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)                       WEIGHTED AVERAGE
PERCENT CALLABLE                                       CALL PROTECTION: 8 YEARS

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008   2009   2010+

 0%     0%     4%     0%     0%     7%    14%    13%    13%    29%    15%     5%


                              YEARS BONDS CALLABLE

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS May 31, 1999, continued


The Fund's Investment Manager, Morgan Stanley Dean Witter Advisors Inc., has agreed to cap all expenses at 55 basis points (hundredths of a percent) for the 1999 calendar year.

PORTFOLIO STRUCTURE

As of May 31, 1999, the Fund's net assets of $7.8 million were diversified among 11 long-term sectors and 26 credits. In-state credits accounted for 89 percent of the portfolio. At the end of May, the portfolio's average maturity was 22 years. Average duration, a measure of sensitivity to interest rate changes, was 8.7 years. The accompanying charts provide current information on the Fund's call structure, largest sectors and distribution of credit ratings.

LOOKING AHEAD

The combination of a "flight to quality" and the flood of new municipal issues made the municipal-to-Treasury yield relationship more favorable late last year than it had been in the previous 10 years. Although municipals have outperformed Treasuries thus far in 1999, we believe that municipals still offer investors considerable value versus their historical relationship with Treasuries.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Hawaii Municipal Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                  /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                             COUPON   MATURITY
 THOUSANDS                                                                              RATE      DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------
            HAWAII TAX-EXEMPT MUNICIPAL BONDS* (92.7%)
            General Obligation (18.5%)
            Hawaii,
 $    200   1996 Ser CM (FGIC) ...................................................... 6.00%    12/01/12    $  222,598
      200   1997 Ser CN (FGIC) ...................................................... 5.25     03/01/17       200,740
      200   1997 Ser CP (FGIC) ...................................................... 5.00     10/01/17       195,526
      300   Honolulu City & County, Ser 1996 A (FGIC) ............................... 5.00     07/01/22       288,852
      180   Kauai County, Public Improvement 1997 Ser B (MBIA) ...................... 5.25     08/01/16       181,967
      250   Maui County, 1998 Ser A (FGIC) .......................................... 5.375    03/01/17       253,755
      100   Puerto Rico, Public Improvement Ser 1996 ................................ 5.50     07/01/17       103,612
 --------                                                                                                  ----------
    1,430                                                                                                   1,447,050
 --------                                                                                                  ----------
            Educational Facilities Revenue (2.5%)
      200   Puerto Rico Industrial Tourist, Educational, Medical & Environmental
 --------   Control Facilities Financing Authority, Inter American University of
            Puerto Rico 1998 Ser A (MBIA) ........................................... 5.00     10/01/22       195,408
                                                                                                           ----------
            Electric Revenue (3.8%)
            Puerto Rico Electric Power Authority,
      150   Power Ser GG (FSA) ...................................................... 4.75     07/01/21       141,564
      150   Power Ser X ............................................................. 5.50     07/01/25       152,785
 --------                                                                                                  ----------
      300                                                                                                     294,349
 --------                                                                                                  ----------
            Hospital Revenue (16.0%)
            Hawaii Department of Budget & Finance,
      300   Kaiser Permanente Refg Ser 1991 A ....................................... 6.25     03/01/21       311,298
      200   Kapiolani Health Care Ser 1996 .......................................... 6.25     07/01/21       214,600
      100   Queens Health 1996 Ser A ................................................ 5.875    07/01/11       107,687
      150   Queens Health 1998 Ser B (MBIA) ......................................... 5.00     07/01/28       141,449
      500   Wilcox Memorial Hospital Ser 1998 ....................................... 5.35     07/01/18       472,545
 --------                                                                                                  ----------
    1,250                                                                                                   1,247,579
 --------                                                                                                  ----------
            Industrial Development/Pollution Control Revenue (6.9%)
            Hawaii Department of Budget & Finance,
      100   Hawaiian Electric Co Ser 1995 A (AMT) (MBIA) ............................ 6.60     01/01/25       109,755
      200   Hawaiian Electric Co Ser 1996 A (AMT) (MBIA) ............................ 6.20     05/01/26       217,270
      100   Hawaiian Electric Co Ser 1997 A (AMT) (MBIA) ............................ 5.65     10/01/27       103,783
      100   Puerto Rico Ports Authority, American Airlines Inc 1996 Ser A (AMT) ..... 6.25     06/01/26       107,030
 --------                                                                                                  ----------
      500                                                                                                     537,838
 --------                                                                                                  ----------
            Mortgage Revenue -- Multi-Family (9.8%)
            Hawaii Housing Finance & Development Corporation,
       95   Affordable Rental 1995 Ser A ............................................ 6.10     07/01/30        98,426
      125   University of Hawaii Faculty Ser 1995 (AMBAC) ........................... 5.65     10/01/16       129,887
      500   Honolulu, Waipahu Towers GNMA Collateralized 1995 Ser A (AMT) ........... 6.90     06/20/35       540,685
 --------                                                                                                  ----------
      720                                                                                                     768,998
 --------                                                                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                         COUPON      MATURITY
 THOUSANDS                                                                          RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------
            Mortgage Revenue -- Single Family (7.2%)
            Hawaii Housing Finance & Development Corporation,
   $  300     Purchase 1994 Ser B (MBIA) ...................................... 5.90 %       07/01/27      $  312,849
      150     1997 Ser A (AMT) ................................................ 5.75         07/01/30         153,566
      100   Puerto Rico Housing Finance Corporation, Homeownership GNMA-Gtd
   ------     1998 Ser A (AMT) ................................................ 5.10         12/01/31          98,919
                                                                                                           ----------
      550                                                                                                     565,334
   ------                                                                                                  ----------
            Public Facilities Revenue (5.6%)
      250   Hawaii, Kapolei State Office Building 1998 Ser A COPs (AMBAC) ..... 5.00         05/01/18         239,655
      200   Puerto Rico Infrastructure Financing Authority, Ser A (AMBAC) ..... 5.00         07/01/28         194,318
   ------                                                                                                  ----------
      450                                                                                                     433,973
   ------                                                                                                  ----------
            Transportation Facilities Revenue (11.6%)
            Hawaii,
      200     Airports Third Refg Ser 1994 (AMT) (AMBAC) ...................... 5.75         07/01/09         211,050
      200     Harbor Ser 1997 (AMT) (MBIA) .................................... 5.75         07/01/17         208,064
      500     Highway Ser 1998 (FGIC) ......................................... 5.00         07/01/16         489,295
   ------                                                                                                  ----------
      900                                                                                                     908,409
   ------                                                                                                  ----------
            Water & Sewer Revenue (6.5%)
      150   Honolulu Board of Water Supply, Ser 1996 .......................... 5.80         07/01/16         159,061
            Honolulu City & County,
      260     Wastewater Jr Ser 1998 (FGIC) ................................... 5.25         07/01/17         259,085
      100     Wastewater Sr Ser 1998 (FGIC) ................................... 4.75         07/01/18          93,898
   ------                                                                                                  ----------
      510                                                                                                     512,044
   ------                                                                                                  ----------
            Other Revenue (4.3%)
      350   Hawaiian Department of Home Lands, Refg Ser 1999 .................. 4.45         07/01/11         332,308
   ------                                                                                                  ----------
   $7,160   TOTAL HAWAII TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $7,165,640) (a)......    92.7%         7,243,290
   ======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...............................     7.3            572,510
                                                                                                           ----------
            NET ASSETS ...................................................................   100.0%        $7,815,800
                                                                                                           ==========

---------------
AMT    Alternative Minimum Tax.
COPs   Certificates of Participation.
 *     Puerto Rico issues represent 13% of net assets.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $150,871 and the aggregate gross unrealized depreciation is $73,221, resulting in net unrealized appreciation of $77,650.

Bond Insurance:
---------------

AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 1999 (unaudited)

ASSETS:
Investments in securities, at value
  (identified cost $7,165,640).......................................   $ 7,243,290
Cash ................................................................       383,801
Receivable for:
   Interest .........................................................       140,725
   Shares of beneficial interest sold ...............................         2,911
Deferred organizational expenses ....................................        12,529
Receivable from affiliate ...........................................        11,950
Prepaid expenses ....................................................        50,541
                                                                        -----------
   TOTAL ASSETS .....................................................     7,845,747
                                                                        -----------
LIABILITIES:
Payable for:
   Dividends to shareholders ........................................         1,891
   Plan of distribution fee .........................................         1,326
Accrued expenses and other payables .................................        26,730
                                                                        -----------
   TOTAL LIABILITIES ................................................        29,947
                                                                        -----------
   NET ASSETS .......................................................   $ 7,815,800
                                                                        ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital .....................................................   $ 7,698,351
Net unrealized appreciation .........................................        77,650
Undistributed net investment income .................................         2,836
Accumulated undistributed net realized gain .........................        36,963
                                                                        -----------
   NET ASSETS .......................................................   $ 7,815,800
                                                                        ===========
NET ASSET VALUE PER SHARE,
  771,614 shares outstanding (unlimited shares authorized of $.01 par
  value) ............................................................        $10.13
                                                                             ======
MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 3.09% of net asset value)* ..................        $10.44
                                                                             ======

-------------
*  On sales of $100,000 or more the offering price is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended May 31, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ...............................   $  186,399
                                                  ----------
EXPENSES
Professional fees .............................       24,176
Shareholder reports and notices ...............       20,531
Investment management fee .....................       13,001
Plan of distribution fee ......................        7,105
Organizational expenses .......................        5,982
Trustees' fees and expenses ...................        5,399
Transfer agent fees and expenses ..............        2,196
Custodian fees ................................          440
Other .........................................        2,430
                                                  ----------
   TOTAL EXPENSES .............................       81,260
Less: amounts waived/reimbursed ...............      (62,490)
Less: expense offset ..........................         (439)
                                                  ----------
   NET EXPENSES ...............................       18,331
                                                  ----------
   NET INVESTMENT INCOME ......................      168,068
                                                  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .............................       24,184
Net change in unrealized appreciation .........     (203,567)
                                                  ----------
   NET LOSS ...................................     (179,383)
                                                  ----------
NET DECREASE ..................................   $  (11,315)
                                                  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX     FOR THE YEAR
                                                        MONTHS ENDED         ENDED
                                                        MAY 31, 1999   NOVEMBER 30, 1998
----------------------------------------------------------------------------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................   $  168,068       $  267,187
Net realized gain ....................................       24,184           62,866
Net change in unrealized appreciation ................     (203,567)         102,683
                                                         ----------       ----------
   NET INCREASE (DECREASE) ...........................      (11,315)         432,736
                                                         ----------       ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ................................     (165,232)        (268,826)
Net realized gain ....................................      (29,926)              --
                                                         ----------       ----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................     (195,158)        (268,826)
                                                         ----------       ----------
Net increase from transactions in shares of beneficial
  interest ...........................................    1,024,733        2,081,837
                                                         ----------       ----------
   NET INCREASE ......................................      818,260        2,245,747
NET ASSETS:
Beginning of period ..................................    6,997,540        4,751,793
                                                         ----------       ----------
  END OF PERIOD
   (Including undistributed net investment income of
   $2,836 and $0, respectively).......................   $7,815,800       $6,997,540
                                                         ==========       ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Hawaii Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from both federal and State of Hawaii income taxes consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on March 14, 1995 and commenced operations on June 16, 1995.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1999 (unaudited) continued


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), paid the organizational expenses of the Fund in the amount of approximately $60,000 which will be reimbursed for the full amount thereof, exclusive of amounts assumed of $42,521. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.35% to the Fund's daily net assets.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Effective January 1, 1999 through December 31, 1999, the Investment Manager has agreed to assume all operating expenses to the extent that such expenses on an annualized basis exceed 0.55% of the daily net assets of the Fund. Prior to January 1, 1999, the Investment Manager had assumed all operating expenses (excluding plan of distribution fees) and waived the compensation provided for in its Investment Management Agreement.

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1999 (unaudited) continued


3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act finances certain expenses in connection therewith.

Under the Plan, the expenses of certain activities and services provided by Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses incurred in connection with the distribution of the Fund's shares, are reimbursed.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.20% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended May 31, 1999, the distribution fee was accrued at the annual rate of 0.19%.

The Distributor has informed the Fund that for the six months ended May 31, 1999, it received approximately $27,500 in commissions from the sale of shares of the Fund's beneficial interest. Such commissions are deducted from the proceeds of the shares and are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 1999 aggregated $1,105,840 and $378,516, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $700.

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1999 (unaudited) continued


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                FOR THE SIX                    FOR THE YEAR
                                                                MONTHS ENDED                      ENDED
                                                                MAY 31, 1999                NOVEMBER 30, 1998
                                                        ----------------------------   ----------------------------
                                                                (unaudited)
                                                           SHARES          AMOUNT         SHARES          AMOUNT
                                                        ------------   -------------   ------------   -------------
Sold ................................................      111,629      $1,149,572        214,234      $2,200,117
Reinvestment of dividends and distributions .........       10,539         108,398         14,499         149,204
                                                           -------      ----------        -------      ----------
                                                           122,168       1,257,970        228,733       2,349,321
Repurchased .........................................      (22,587)       (233,237)       (26,039)       (267,484)
                                                           -------      ----------        -------      ----------
Net increase ........................................       99,581      $1,024,733        202,694      $2,081,837
                                                           =======      ==========        =======      ==========

MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding thoughout each period:

                                                                                                                 FOR THE PERIOD
                                                          FOR THE SIX         FOR THE YEAR ENDED NOVEMBER 30     JUNE 16, 1995*
                                                         MONTHS ENDED   ----------------------------------          THROUGH
                                                         MAY 31, 1999     1998        1997         1996        NOVEMBER 30, 1995
--------------------------------------------------------------------------------------------------------------------------------
                                                          (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............      $10.41          $10.12       $9.95        $9.91             $9.70
                                                          ------          ------      ------        -----             -----
Income (loss) from investments operations:
 Net investment income .............................        0.23            0.49        0.50         0.50              0.19
 Net realized and unrealized gain (loss) ...........       (0.24)           0.29        0.17         0.04              0.21
                                                          ------          ------      ------        -----             -----
Total income (loss) from investment operations .....       (0.01)           0.78        0.67         0.54              0.40
                                                          ------          ------      ------        -----             -----
Less dividends and distributions from:
 Net investment income .............................       (0.23)          (0.49)      (0.50)       (0.50)            (0.19)
 Net realized gain .................................       (0.04)             --          --           --                --
                                                          ------          ------      ------        -----             -----
Total dividends and distributions ..................       (0.27)          (0.49)      (0.50)       (0.50)            (0.19)
                                                          ------          ------      ------        -----             -----
Net asset value, end of period .....................      $10.13          $10.41      $10.12        $9.95             $9.91
                                                          ======          ======      ======        =====             =====
TOTAL RETURN+ ......................................       (0.03)%(1)       7.87%       6.93%        5.64%             4.21%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................        0.49%(2)(3)     0.20%(3)    0.19%(3)     0.19%(3)          0.20%(2)(3)
Net investment income ..............................        4.52%(2)(3)     4.72%(3)    5.00%(3)     5.09%(3)          4.69%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............      $7,816          $6,998      $4,752       $3,225            $1,510
Portfolio turnover rate ............................           5%(1)          26%         13%          51%               14%(1)

-------------
 *   Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Investment Manager had not assumed expenses and waived the management fee, the expense and net investment income ratios would have been as follows, which reflect the effect of expense offsets as follows:

                                EXPENSE   NET INVESTMENT    EXPENSE
PERIOD ENDED                     RATIO     INCOME RATIO     OFFSET
------------                     -----     ------------     ------
  May 31, 1999 ...............    2.19%         2.82%         0.01%
  November 30, 1998 ..........    2.42%         2.50%         0.01%
  November 30, 1997 ..........    2.95%         2.24%         0.01%
  November 30, 1996* .........    2.69%         2.59%         0.03%
  November 30, 1995* .........    2.70%         2.19%         0.10%

-------------
*  After application of the Fund's state expense limitation.

                       SEE NOTES TO FINANCIAL STATEMENTS

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

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
HAWAII MUNICIPAL
TRUST


[Graphic]


SEMIANNUAL REPORT
May 31, 1999